Financial Instruments - Summary of Net Effect of Changes in Fair Value of Derivative Financial Instruments that did not Meet Hedging Criteria for Accounting Purposes (Detail)
$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [Line Items]
Market value gain (loss) on financial instruments	$ 246	$ 13	$ 51	$ 142
Currency swap contract [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [Line Items]
Market value gain (loss) on financial instruments	(104)		(129)	105
Derivatives Not Designated For Hedge Accounting [Member] | Forward agreements to purchase foreign currency [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [Line Items]
Market value gain (loss) on financial instruments	12		(56)	52
Derivatives Not Designated For Hedge Accounting [Member] | Currency swap contract [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [Line Items]
Market value gain (loss) on financial instruments	$ 337		$ 236	$ (20)